THE MANAGERS FUNDS

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

Managers Cadence Emerging Companies Fund

Supplement dated August 10, 2011 to the

Prospectus dated September 27, 2010, as supplemented May 1, 2011

The following information supplements and supersedes any information to the contrary relating to Managers Cadence Capital Appreciation Fund, Managers Cadence Focused Growth Fund, Managers Cadence Mid-Cap Fund, and Managers Cadence Emerging Companies Fund (collectively the “Funds”), each a series of The Managers Funds (the “Trust”), contained in the Funds’ Prospectus dated September 27, 2010, as supplemented May 1, 2011 (the “Prospectus”).

Robert E. Ginsberg has been added to the Funds’ portfolio management team. Mr. Ginsberg is a Portfolio Manager of the Funds’ Subadvisor, Cadence Capital Management LLC (“Cadence”), a position he has held since July, 2011. Previously, Mr. Ginsberg served as a Senior Analyst at INVESCO from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008. Mr. Ginsberg, William B. Bannick, Robert L. Fitzpatrick, and Michael J. Skillman are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio. The portfolio managers make investment decisions for each Fund’s portfolio using a consensus approach. Accordingly, all references in the Prospectus to the portfolio managers of the Funds shall refer to Robert E. Ginsberg, William B. Bannick, Robert L. Fitzpatrick, and Michael J. Skillman.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

THE MANAGERS FUNDS

Managers Cadence Capital Appreciation Fund

Managers Cadence Focused Growth Fund

Managers Cadence Mid-Cap Fund

Managers Cadence Emerging Companies Fund

Supplement dated August 10, 2011 to the

Statement of Additional Information dated September 27, 2010, as supplemented dated May 1, 2011

The following information supplements and supersedes any information to the contrary relating to Managers Cadence Capital Appreciation Fund, Managers Cadence Focused Growth Fund, Managers Cadence Mid-Cap Fund, and Managers Cadence Emerging Companies Fund (collectively the “Funds”), each a series of The Managers Funds (the “Trust”), contained in the Funds’ Statement of Additional Information dated September 27, 2010, as supplemented May 1, 2011 (the “SAI”).

Robert E. Ginsberg has been added to the Funds’ portfolio management team. Mr. Ginsberg is a Portfolio Manager of the Funds’ subadvisor, Cadence Capital Management LLC (“Cadence”), a position he has held since July, 2011. Previously, Mr. Ginsberg served as a Senior Analyst at INVESCO from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008. Mr. Ginsberg, William B. Bannick, Robert L. Fitzpatrick, and Michael J. Skillman are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio. The portfolio managers make investment decisions for each Fund’s portfolio using a consensus approach. Accordingly, all references in the SAI to the portfolio managers of the Funds shall refer to Robert E. Ginsberg, William B. Bannick, Robert L. Fitzpatrick, and Michael J. Skillman.

In addition, under the heading “Portfolio Managers of the Funds – Other Accounts Managed by the Portfolio Manager(s),” the following table is hereby added to the tables on page 35 of the SAI:

Portfolio Manager: Robert E. Ginsberg as of June 30, 2011
Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	0	$0	None	$0
Other Pooled Investment Vehicles	1	$42,879,508	None	$0
Other Accounts	106	$3,775,911,357	1	$21,875,897

*	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

In addition, under “Portfolio Managers of the Funds – Portfolio Managers’ Ownership of Fund Shares,” the following information is hereby added to page 36 of the SAI:

Mr. Ginsberg as of June 30, 2011: None

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